SHAREHOLDER’S EQUITY - Share-Based Payment Arrangement, Restricted Stock and Restricted Stock Unity, Activity (Details) - Restricted Stock - $ / shares	1 Months Ended	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024
Number of shares of restricted stock
Beginning balance (in shares)			88,685
Granted (in shares)	0	36,363	36,363
Vested (in shares)	0		805
Forfeited (in shares)			0
Ending balance (in shares)		124,243	124,243
Weighted-average grant date fair value
Beginning balance (in dollars per share)			$ 13.00
Granted (in dollars per share)		$ 13.75	13.75
Vested (in dollars per share)			21.64
Forfeited (in dollars per share)			0
Ending balance (in dollars per share)		$ 13.16	$ 13.16